EQUITY	6 Months Ended
Mar. 31, 2026
Equity [Abstract]
EQUITY

NOTE 17 – EQUITY

Cash dividends declared and paid

On September 30, 2025, the shareholders of Huayou Huitong approved a dividend distribution of RMB 984,209 ($140,285) to its shareholders, of which RMB 492,105 ($70,143) would be paid to China Oil Blue Ocean, the controlling shareholder, and RMB 492,104 ($70,142) to Xi’an De’an New Material Technology Co., Ltd. (“Xi’an De’an New Material”), the then non-controlling shareholder. All dividends were paid in cash on December 8, 2025.

Non-controlling interests

Non-controlling interests consist of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)	Huayou Huitong
Paid-in capital	$-	$53,405
Deficit	-	(11,473)
Accumulated other comprehensive loss	-	(17,167)
Total non-controlling interests	$-	$24,765

Huayou Huitong is a limited liability company incorporated on May 29, 2020, under the laws of China; China Oil Blue Ocean holds a 51% equity interest. In November 2025, China Oil Blue Ocean signed equity transaction agreements with Xi’an De’an New Material to purchase 49% of the equity interest. The total purchase price for the equity interest was RMB 298,585 ($42,559). As a result of the equity transaction, China Oil Blue Ocean owns 100% of the equity in Huayou Huitong. As of March 31, 2026, the Company had no non-controlling interests.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its PRC operating subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries. As of March 31, 2026 and September 30, 2025, restricted net assets of the Company’s PRC subsidiaries were $8,169,003 and $3,308,960, respectively.